Other Non-current Assets	6 Months Ended
Jun. 30, 2016
Other Assets, Noncurrent [Abstract]
Other Non-current Assets

As of July 16, 2014, Zim Integrated Services (“Zim”) and its creditors including vessel and container lenders, ship-owners, shipyards, unsecured lenders and bond holders, entered into definitive documentation to restructure its debt. Based on this agreement, the Company received equity securities representing 1.2% of Zim’s equity and $8,229 aggregate principal amount of unsecured interest bearing Zim notes maturing in 2023 consisting of $1,452 of 3.0% Series 1 Notes due 2023 amortizing subject to available cash flows in accordance with a corporate mechanism and $6,777 of 5.0% Series 2 Notes due 2023 non-amortizing (of the 5% interest, 3% is payable quarterly in cash and 2% interest is accrued quarterly with deferred cash payment on maturity) in exchange for amounts owed by Zim to the Company under their charter agreements. The Company calculated the fair value of the instruments received by Zim based on the agreement discussed above, available information on Zim and other similar contracts with similar terms, maturities and interest rates, and recorded at fair value of $676 in relation to the Series 1 Notes, $3,567 in relation to the Series 2 Notes and $7,802 in relation to its equity participation in Zim. The difference between the aggregate fair value of the debt and equity securities received from Zim and the then net carrying value of the amounts due from Zim of $2,888 was written-off in 2014.

On a quarterly basis, the Company will account for the fair value unwinding of the Series 1 and Series 2 Notes, until the book value of the instruments equals their face value on maturity. During the six-month period ended June 30, 2016, the Company recorded $321 in relation to their fair value unwinding ($484 for the six-month period ended June 30, 2015), which is included in “Interest income” in the consolidated statement of income for the six-month period ended June 30, 2016. The Company has classified such debt and equity securities under other non-current assets, since it has no intention to sell the securities in the near term. The Series 1 and Series 2 Zim Notes are carried at amortized cost in the accompanying consolidated balance sheet as at June 30, 2016, which approximates their fair value as of such date. These financial instruments are not measured at fair value on a recurring basis. The equity securities are carried at cost in the accompanying consolidated balance sheet as at June 30, 2016, which approximates the fair value of the instruments at inception considering that it relates to a nonmonetary exchange (as described above). No dividends have been received from Zim since July 16, 2014. During the six-month period ended June 30, 2016, the Company received $46 capital redemption, of the Series 1 Notes, reducing the principal to $1,406. As of June 30, 2016, the Company has assessed for other than temporary impairment of its investment in Zim and has concluded that no impairment existed.